Fair Value of Financial Instruments Fair Value of Finacial Instruments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current Fiscal Year End Date	--12-31
Cash and cash equivalents	$ 62,395	$ 101,734	$ 200,889	$ 200,300
Senior Notes	72,593	72,199
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	62,395	101,734
Cash and Cash Equivalents, Fair Value Disclosure	62,395	101,734
Loans Payable to Bank	442,478	507,273
Loans Payable To Bank Fair Value Disclosure	442,478
Senior Notes	72,593	72,199
Senior Notes Fair Value Disclosure	$ 73,625	$ 65,850